Events After the Reporting Period (Details Narrative)	Nov. 17, 2020 CAD ($) shares	Aug. 18, 2020 $ / shares shares	Nov. 17, 2020 $ / shares	Sep. 10, 2019	Jul. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Interest rate				5.00%	5.00%
Non-adjusting events after reporting period [member] | Sichenzia Ross Ference LLP [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued for legal services | shares		50,000
Share price per share | $ / shares		$ 7.48
Non-adjusting events after reporting period [member] | Sichenzia Ross Ference LLP [member] | Unsecured Convertible Debenture [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued for legal services | shares	4,890
Principal amount	$ 375,000
Percentage of original discount	29.33%
Aggregate gross proceeds	$ 265,000
Interest rate	5.00%
Maturity period	5 years
Percentage of prepayement penalty	35.00%
Interest rate on default	12.00%
Percentage of prepayement penalty on default	40.00%
Cash commission	$ 26,500
Non-adjusting events after reporting period [member] | Sichenzia Ross Ference LLP [member] | Unsecured Convertible Debenture [Member] | Warrant [member]
Disclosure of non-adjusting events after reporting period [line items]
Debt conversion price per share | $ / shares			$ 5.42